Consolidated Statements of (Loss) Earnings and Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Metal revenues	$ 111,541	$ 104,527	$ 105,162
Cost of sales (including depreciation and depletion)	114,260	110,863	74,459
(Loss) earnings from mine operations	(2,719)	(6,336)	30,703
Corporate and administrative expenses	6,927	12,334	8,637
Exploration expense	842
Loss on sale of assets	783	1,589
Impairment of assets	124,148	8,963
(Loss) earnings from operations	(135,419)	(29,222)	22,066
Other income, net	992	333	370
Finance (expense) income, net	(2,802)	2,286	1,025
(Loss) gain on derivative contracts	(3,804)	14,091	(1,848)
Foreign exchange gain (loss)	58	116	(925)
(Loss) earnings before income taxes	(140,975)	(12,396)	20,688
Income taxes
Current tax (recovery) expense	(1,929)	1,713	4,323
Deferred tax (recovery) expense	(2,823)	(65)	4,467
Income tax (recovery) expense	(4,752)	1,648	8,790
(Loss) earnings and comprehensive (loss) income for the year	$ (136,223)	$ (14,044)	$ 11,898
Weighted average shares outstanding:
Basic	84,872,767	68,456,434	39,409,369
Diluted	84,872,767	68,456,434	39,857,243
(Loss) earnings per share:
Basic	$ (1.61)	$ (0.21)	$ 0.30
Diluted	$ (1.61)	$ (0.21)	$ 0.30